Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Revenue	$ 15,924	$ 10,392	$ 35,509	$ 21,909
Cost of sales	(495)	0	(1,724)	0
Gross profit	15,429	10,392	33,785	21,909
Sales and marketing expenses	(8,454)	(3,144)	(15,816)	(5,848)
Technology expenses	(1,499)	(944)	(2,862)	(1,634)
General and administrative expenses	(4,804)	(3,387)	(9,632)	(6,159)
Movements in credit losses allowance and write-offs	(72)	240	(597)	100
Fair value movement on contingent consideration	(2,849)	0	(2,849)	0
Operating profit (loss)	(2,249)	3,157	2,029	8,368
Finance income	3,491	394	4,319	552
Finance expense	(1,056)	(524)	(1,307)	(761)
Income before tax	186	3,027	5,041	8,159
Income tax charge	(130)	(582)	(499)	(1,248)
Net income for the period attributable to the shareholders	56	2,445	4,542	6,911
Other comprehensive (loss) income
Exchange differences on translating foreign currencies	(6,559)	490	(7,928)	(1,202)
Total comprehensive (loss) income for the period attributable to the shareholders	$ (6,503)	$ 2,935	$ (3,386)	$ 5,709
Net income per share attributable to shareholders, basic (in usd per share)	$ 0.00	$ 0.09	$ 0.13	$ 0.24
Net income per share attributable to shareholders, diluted (in usd per share)	$ 0.00	$ 0.08	$ 0.13	$ 0.22